BASIS OF PRESENTATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
BASIS OF PRESENTATION AND DESCRIPTION OF BUSINESS

Note 1 — Basis of Presentation:

The accompanying unaudited condensed consolidated financial statements include the accounts of Overseas Shipholding Group, Inc., a Delaware corporation (the “Parent Company”), and its wholly owned subsidiaries (collectively, the “Company” or “OSG”, “we”, “us” or “our”). The Company owns and operates a fleet of oceangoing vessels engaged primarily in the transportation of crude oil and refined petroleum products in the International Flag and U.S. Flag trades through its wholly owned subsidiaries OSG International, Inc. (“OIN”), a Marshall Islands corporation, and OSG Bulk Ships, Inc. (“OBS”), a New York corporation, respectively.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. They do not include all of the information and notes required by generally accepted accounting principles in the United States. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair statement of the results have been included. Operating results for the three months ended March 31, 2016, are not necessarily indicative of the results that may be expected for the year ending December 31, 2016.

The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited financial statements at that date but does not include all of the information and notes required by generally accepted accounting principles in the United States for complete financial statements. For further information, refer to the consolidated financial statements and notes thereto included in Exhibit 99.1 to this Current Report on Form 8-K.

The Company’s Board of Directors (the “Board”) approved a stock dividend of Class A common stock, whereby on December 17, 2015, all shareholders of record of the Company’s Class A and B common stock as of December 3, 2015, received a dividend of one-tenth of one share of Class A common stock for each share of Class A common stock and Class B common stock held by them as of the record date. Accordingly, amounts previously reported for the quarter ending March 31, 2015, with respect to income per share, outstanding Class A common shares, Class A restricted stock units, Class A restricted shares and Class A stock options, have been restated, where appropriate. The condensed consolidated statement of operations for the three months ended March 31, 2015 presented herein reflects increases of 52,850,854 and 52,863,944 in weighted average number of shares used to calculate basic and diluted net income per share amounts for Class A, respectively, and a change of $(0.01) in net income per share for basic and diluted Class A and Class B. These changes in the weighted average number of shares and net income per share do not reflect the impact of the reverse stock split discussed in the following paragraph.

As discussed further in Note 11, effective May 27, 2016 all Class B common shares and Class B warrants automatically converted into one Class A common share and one Class A warrant, respectively, and on June 2, 2016 the Board approved an amendment (the “Reverse Split Amendment”) to the Company’s Amended and Restated Certificate of Incorporation. The Reverse Split Amendment effected a one (1) for six (6) reverse stock split and corresponding reduction of the number of authorized shares of common stock, par value $0.01 per share (the “Reverse Split”). The Reverse Split Amendment became effective on June 13, 2016. In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) ASC 260, Earnings Per Share, the Company is required to adjust the computations of basic and diluted earnings per share retroactively for all periods presented to reflect that change in capital structure. Accordingly, amounts previously reported in the Company’s Quarterly Report on Form 10-Q for the respective periods with respect to earnings per share, dividends per share, outstanding Class A shares, Class A warrants, Class B shares, Class B warrants, Class A restricted stock units, restricted shares and stock options have been restated in the context of earnings per share calculations. Other than the earnings per share calculations, which are required to be adjusted retrospectively under ASC 260, the Company has elected not to retrospectively adjust any amounts or disclosures previously reported in the financial statements and notes thereto included in the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2016 to reflect the Reverse Split. Any such adjustments will be first reflected in the Quarterly Report on Form 10-Q for the quarter ended June 30, 2016. The table below shows the effects of the Reverse Split on the calculation of per share amounts previously reported in the Company’s Quarterly Report on Form 10-Q for the period ended March 31, 2016:

	Three Months Ending
	March 31, 2016	March 31, 2015
	(unaudited)
Decrease in weighted average number of shares outstanding used to calculate basic net income per share amounts for Class A	(473,688,028)	(477,862,044)

Decrease in weighted average number of shares outstanding used to calculate diluted net income per share amounts for Class A	(473,708,898)	(477,875,954)

Decrease in weighted average number of shares outstanding used to calculate basic and diluted net income per share amounts for Class B	(6,599,849)	(6,604,120)

Change in net income per share - basic and diluted Class A	$0.44	$0.37

Change in net income per share - basic and diluted Class B	$0.46	$0.37

Dollar amounts, except per share amounts are in thousands.

NOTE 1 — BASIS OF PRESENTATION AND DESCRIPTION OF BUSINESS:

The consolidated financial statements include the accounts of Overseas Shipholding Group, Inc., a Delaware corporation incorporated in 1969, and its wholly owned subsidiaries (the “Company” or “OSG”, or “we” or “us” or “our”). All significant intercompany balances and transactions have been eliminated in consolidation. Investments in 50% or less owned affiliated companies, in which the Company exercises significant influence, are accounted for by the equity method. Dollar amounts, except per share amounts, are in thousands.

The Company owns and operates a fleet of oceangoing vessels engaged in the transportation of liquid cargoes in the international market and the U.S. Flag trades through its wholly owned subsidiaries OSG International, Inc. (“OIN”), a Marshall Islands corporation, and OSG Bulk Ships, Inc. (“OBS”), a New York Corporation, respectively.

The December 31, 2014 balance sheet has been revised from that previously reported in the 2014 Form 10-K to reflect the correction of an error identified during the financial close reporting process for the second quarter of 2015 related to the classification of restricted cash for the OIN Term Loan. The Company assessed the materiality of the error on previously issued annual financial statements in accordance with SEC Staff Accounting Bulletin No. 99 and concluded that the revision is not material to the consolidated financial statements taken as a whole. The balance sheet as of December 31, 2014 has been revised to reclassify restricted cash of $70,093 from current assets to non-current assets and to reflect a corresponding reduction in the previously reported amount for total current assets. The error had no impact on the Company’s consolidated statements of operations, comprehensive income/(loss), changes in equity/(deficit) or cash flows.

As further discussed in Note 14, “Capital Stock and Stock Compensation,” the Company’s board of directors (the “Board”) approved a stock dividend of Class A common stock, whereby on December 17, 2015, all shareholders of record of the Company’s Class A and B common stock as of December 3, 2015 (the “record date”), received a dividend of one-tenth of one share of Class A common stock for each share of Class A common stock and Class B common stock held by them as of the record date. In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) ASC 260, Earnings Per Share, the Company is required to adjust the computations of basic and diluted earnings per share retroactively for all periods presented to reflect that change in capital structure. Accordingly, amounts previously reported in 2014 with respect to earnings per share, outstanding Class A shares, Class A restricted stock units, restricted shares and stock options have been restated where appropriate.

Changes in Basis of Presentation

Adoption of ASU No, 2015-03

The Company adopted ASU No. 2015-03, Simplifying the Presentation of Debt Issuance Costs (ASC 835), which amends the requirement to recognize debt issuance costs as deferred charges, as of January 1, 2016. The amendment requires that debt issuance costs related to a recognized debt liability be presented on the balance sheet as a direct deduction from the carrying cost of that debt liability, consistent with debt discounts. The consolidated balance sheets presented herein have been recast for the retrospective application of ASU No. 2015-03. The impact of this retrospective application on the December 31, 2015 and December 31, 2014 balance sheets was a reduction of both other assets and long-term debt by $44,543 and $44,741, respectively.

2016 Reverse Stock Split

Also as discussed further in Note 14, effective May 27, 2016 all Class B common shares and Class B warrants automatically converted into one Class A common share and one Class A warrant, respectively, and on June 2, 2016 the Board approved an amendment (the “Reverse Split Amendment”) to the Company’s Amended and Restated Certificate of Incorporation. The Reverse Split Amendment effected a one (1) for six (6) reverse stock split and corresponding reduction of the number of authorized shares of common stock, par value $0.01 per share (the “Reverse Split”). The Reverse Split Amendment became effective on June 13, 2016. In accordance with ASC 260, the Company is required to adjust the computations of basic and diluted earnings per share retroactively for all periods presented to reflect the reverse stock split. Accordingly, amounts previously reported in the Company’s 2015 Form 10-K with respect to earnings per share, equity per share, outstanding Class A shares, Class A warrants, Class B shares, Class B warrants, Class A restricted stock units, restricted shares and stock options have been restated in the context of earnings per share calculations where appropriate. Other than the earnings per share calculations, which are required to be adjusted retrospectively under ASC 260, the Company has elected not to retrospectively adjust any amounts or disclosures previously reported in financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015, to reflect the Reverse Split. Any such adjustments will be first reflected in the Quarterly Report on Form 10-Q for the quarter ended June 30, 2016.

Parent Company [Member]
BASIS OF PRESENTATION AND DESCRIPTION OF BUSINESS

NOTE A — BASIS OF PRESENTATION AND DESCRIPTION OF BUSINESS

Overseas Shipholding Group, Inc. (the “Parent”) is a holding company that conducts substantially all of its business operations through its subsidiaries. The condensed financial information and related notes have been prepared in accordance with Rule 12.04, Schedule I of Regulation S-X. This financial information should be read in conjunction with the consolidated financial statements and notes thereto of Overseas Shipholding Group, Inc., and subsidiaries (collectively, the “Company”).

The Parent owns 100% of OSG Bulk Ships, Inc. (“OBS”), which is incorporated in New York State, OSG International, Inc. (“OIN”), which is incorporated in the Marshall Islands, and OSG Financial Corp., which is incorporated in Delaware. OIN and OBS and their subsidiaries own and operate fleets of oceangoing vessels engaged in the transportation of crude oil and refined petroleum products in the international markets and the U.S. Flag trades.

On November 20, 2015, the Company’s Board approved a stock dividend of Class A common stock, whereby on December 17, 2015, all shareholders of record of the Company’s Class A and B common stock as of December 3, 2015 (the “record date”), received a dividend of one-tenth of one share of Class A common stock for each share of Class A common stock and Class B common stock held by them as of the record date.